UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21122

Torchlight Value Fund Master, LLC

(Exact name of registrant as specified in charter)

475 Fifth Avenue

New York, NY 10017

(Address of principal executive offices) (Zip code)

Daniel Heflin

Torchlight Value Fund Master, LLC

475 Fifth Avenue

New York, NY 10017

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-212-883-2800

Date of fiscal year end: October 31, 2015

Date of reporting period: July 31, 2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

		Principal
		Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (69.77%)
Banc of America Commercial Mortgage Trust	0.352% due 09/10/2045(a)	$818,141,800	$507,248	(b),(c),(d)
Banc of America Commercial Mortgage Trust	0.820% due 09/10/2047(a)	57,877,767	350,161	(c),(d)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	0.501% due 02/10/2051(a)	155,958,509	1,135,378	(c),(d)
Banc of America Merrill Lynch Commercial Mortgage, Inc.	1.005% due 11/10/2038(a)	7,462,231	13,432	(c),(d)
Bear Stearns Commercial Mortgage Securities Trust	0.133% due 06/11/2050(a)	215,972,736	1,341,191	(c),(d)
CFCRE Commercial Mortgage Trust	5.760% due 12/15/2047(a)	2,884,000	3,144,973	(d)
Citigroup Commercial Mortgage Trust	1.386% due 10/10/2047	30,524,109	1,524,069	(b),(c),(d)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.284% due 11/15/2044(a)	148,242,335	506,989	(c),(d)
Citigroup/Deutsche Bank Commercial Mortgage Trust	0.868% due 12/11/2049(a)	40,500,000	402,570	(b),(c),(d)
Commercial Mortgage Pass-Through Certificates	3.644% due 12/10/2047	5,000,000	5,176,750
Commercial Mortgage Pass-Through Certificates	0.819% due 02/10/2047(a)	90,697,704	4,378,885	(b),(c),(d)
Commercial Mortgage Pass-Through Certificates	3.350% due 02/10/2048	2,960,000	2,990,281
Commercial Mortgage Pass-Through Certificates	4.918% due 02/10/2047(a)	3,000,000	2,906,430	(d)
Commercial Mortgage Pass-Through Certificates	1.438% due 11/10/2047(a)	13,304,000	1,216,784	(b),(c),(d)
Commercial Mortgage Pass-Through Certificates	2.409% due 07/10/2046(a)	16,099,190	811,077	(b),(c),(d)
Credit Suisse Mortgage Capital Certificates	6.147% due 09/15/2039(a)	11,043,385	766,085	(b),(d),(e)
Credit Suisse Mortgage Capital Certificates	0.216% due 01/15/2049(a)	243,824,933	429,132	(c),(d)
CS First Boston Mortgage Securities Corp.	4.231% due 05/15/2038(a)	2,000,000	1,907,460	(d)
CS First Boston Mortgage Securities Corp.	6.294% due 12/15/2035(a)	1,887,899	1,897,055
CS First Boston Mortgage Securities Corp.	4.947% due 12/15/2040(a)	12,523,000	250,460	(b),(d),(e)
CS First Boston Mortgage Securities Corp.	1.091% due 12/15/2035(a)	3,632,997	26,194	(c),(d)
DBUBS Mortgage Trust	3.750% due 08/10/2044(a)	5,000,000	4,535,950	(d)
DBUBS Mortgage Trust	5.582% due 08/10/2044(a)	2,500,000	2,661,325	(d)
DBUBS Mortgage Trust	5.735% due 11/10/2046(a)	500,000	539,190	(d)
DBUBS Mortgage Trust	1.476% due 08/10/2044(a)	28,018,578	358,918	(c),(d)
DBUBS Mortgage Trust	1.529% due 11/10/2046(a)	18,101,213	305,186	(b),(c),(d)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031(a)	6,300,000	6,326,649	(f)
DLJ Commercial Mortgage Corp.	6.410% due 02/15/2031(a)	1,640,233	1,662,934
DR Securitized Lease Trust	8.550% due 08/15/2019	421,740	210,625	(b),(f)
DR Structured Finance Corp.	9.350% due 08/15/2019	1,021,507	459,309	(b),(f)
DR Structured Finance Corp.	8.375% due 08/15/2015	41,165	40,340	(b),(f)
FREMF Mortgage Trust	3.830% due 11/25/2047(a)	4,000,000	3,856,200	(d)
GE Capital Commercial Mortgage Corp.	4.724% due 06/10/2048(a)	1,253,516	12,535	(b),(d)
GE Capital Commercial Mortgage Corp.	1.169% due 01/10/2038(a)	6,360,382	7,823	(b),(c),(d)
GMAC Commercial Mortgage Securities, Inc.	7.414% due 07/15/2029	1,962	1,956	(d)
Greenwich Capital Commercial Funding Corp.	0.478% due 12/10/2049(a)	132,039,578	805,441	(c),(d)
Greenwich Capital Commercial Funding Corp.	0.426% due 03/10/2039(a)	185,419,886	695,325	(c),(d)
Greenwich Capital Commercial Funding Corp.	0.831% due 08/10/2042(a)	9,366,068	32,500	(c),(d)
Greenwich Capital Commercial Funding Corp.	2.926% due 07/05/2035(a)	856,889	—	(b),(c),(d)
Greenwich Capital Commercial Funding Corp.	0.314% due 01/11/2035(a)	925,122	—	(b),(c)
GS Mortgage Securities Corp. II	0.639% due 05/10/2045(a)	214,501,182	6,186,214	(b),(c),(d)
GS Mortgage Securities Corp. II	3.384% due 05/10/2050	4,239,000	3,319,264	(b)
GS Mortgage Securities Trust	5.475% due 08/10/2044(a)	3,000,000	3,134,790	(d)
GS Mortgage Securities Trust	0.716% due 07/10/2046(a)	56,692,540	1,671,296	(b),(c),(d)
GS Mortgage Securities Trust	0.287% due 12/10/2043(a)	28,744,718	296,358	(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.435% due 06/12/2047	252,756,696	985,751	(b),(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.607% due 05/15/2047	145,517,858	848,369	(b),(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.688% due 05/15/2045	133,725,769	635,197	(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	0.469% due 01/15/2049	42,369,586	223,711	(b),(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Corp.	5.496% due 08/15/2042(a)	677,766	210	(b),(d),(e)
J.P. Morgan Chase Commercial Mortgage Securities Trust	1.224% due 07/15/2047(a)	65,850,421	4,300,691	(b),(c),(d)
J.P. Morgan Chase Commercial Mortgage Securities Trust	4.724% due 07/15/2047(a)	4,000,000	3,590,960	(d)
JPMBB Commercial Mortgage Securities Trust	3.882% due 10/15/2048(a)	5,000,000	4,066,500	(b),(d)
JPMBB Commercial Mortgage Securities Trust	1.494% due 09/15/2047(a)	35,010,270	1,888,104	(b),(c),(d)
JPMBB Commercial Mortgage Securities Trust	0.500% due 10/15/2048(a)	41,788,000	1,393,053	(b),(c),(d)

TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

		Principal
		Amount	Value
COMMERCIAL MORTGAGE-BACKED SECURITIES (Continued)
JPMBB Commercial Mortgage Securities Trust	0.250% due 07/15/2048(a)	$33,286,000	$595,819	(b),(c),(d)
LB UBS Commercial Mortgage Trust	5.013% due 07/15/2040	5,000,000	4,821,550	(d)
LB UBS Commercial Mortgage Trust	5.562% due 02/15/2040(a)	4,583,000	4,294,821	(d)
LB UBS Commercial Mortgage Trust	6.809% due 06/15/2036(a)	4,162,557	4,160,445	(d)
LB UBS Commercial Mortgage Trust	0.739% due 02/15/2040(a)	87,171,604	763,623	(c),(d)
LB UBS Commercial Mortgage Trust	0.851% due 11/15/2038(a)	68,377,932	504,629	(c),(d)
LB UBS Commercial Mortgage Trust	0.739% due 02/15/2040	44,148,200	386,738	(c),(d)
LB UBS Commercial Mortgage Trust	0.597% due 02/15/2040	45,161,244	274,580	(c),(d)
LB UBS Commercial Mortgage Trust	0.464% due 02/15/2040(a)	1,751,323	6,007	(b),(c),(d)
LB UBS Commercial Mortgage Trust	0.195% due 04/15/2040(a)	2,275,482	1,274	(b),(c),(d)
LB UBS Commercial Mortgage Trust	6.350% due 07/15/2040(a)	3,291,841	1,021	(b),(d),(e)
Merrill Lynch Mortgage Investors Inc.	6.250% due 12/10/2029	1,501,142	1,500,932	(d)
Merrill Lynch Mortgage Trust	0.546% due 08/12/2043(a)	305,954,110	1,064,720	(c),(d)
Merrill Lynch Mortgage Trust	6.270% due 09/12/2042(a)	3,162,129	980	(b),(d),(e)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.151% due 09/12/2049(a)	107,852,077	575,930	(c),(d)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.799% due 12/12/2049(a)	67,352,516	458,671	(c),(d)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.460% due 03/12/2051(a)	110,545,803	428,918	(c),(d)
Merrill Lynch/Countrywide Commercial Mortgage Trust	0.566% due 09/12/2049	65,093,972	78,113	(c),(d)
Morgan Stanley Bank of America Merrill Lynch Trust	3.250% due 12/15/2047(a)	6,250,000	5,122,500
Morgan Stanley Bank of America Merrill Lynch Trust	4.994% due 02/15/2047(a)	4,000,000	3,866,000	(d)
Morgan Stanley Bank of America Merrill Lynch Trust	0.877% due 08/15/2046(a)	55,661,746	2,187,507	(b),(c),(d)
Morgan Stanley Capital I	0.836% due 07/15/2019(a)	3,400,000	3,361,444	(d)
Morgan Stanley Capital I	4.770% due 07/15/2056	1,524,233	1,522,663
Morgan Stanley Capital I	0.371% due 09/15/2047(a)	69,000,000	1,235,100	(c),(d)
Morgan Stanley Capital I	0.584% due 03/15/2044(a)	125,449,255	713,806	(c),(d)
Morgan Stanley Capital I	1.017% due 09/15/2047(a)	42,804,356	564,161	(b),(c),(d)
Morgan Stanley Capital I	0.421% due 11/12/2049(a)	89,245,356	368,583	(c),(d)
Morgan Stanley Capital I	0.386% due 02/12/2044(a)	110,447,533	312,567	(b),(c),(d)
Morgan Stanley Capital I	0.066% due 06/13/2041(a)	14,829,199	34,849	(c),(d)
Salomon Brothers Mortgage Securities VII, Inc.	7.000% due 05/18/2032(a)	132,467	132,348	(d)
UBS-Citigroup Commercial Mortgage Trust	5.000% due 01/10/2045(a)	6,000,000	5,427,060
Wachovia Bank Commercial Mortgage Trust	0.381% due 04/15/2047(a)	117,117,073	367,748	(c),(d)
Wachovia Bank Commercial Mortgage Trust	6.062% due 12/15/2043(a)	12,500,000	3,875	(b),(d),(e)
Wachovia Bank Commercial Mortgage Trust	5.945% due 04/15/2047(a)	1,000,000	310	(b),(d),(e)
Wells Fargo Commercial Mortgage Trust	4.366% due 04/15/2050(a)	2,500,000	2,194,625	(d)
Wells Fargo Commercial Mortgage Trust	3.586% due 02/15/2048(a)	2,228,200	1,823,759
WF-RBS Commercial Mortgage Trust	4.826% due 12/15/2046(a)	5,000,000	4,901,450	(d)
WF-RBS Commercial Mortgage Trust	4.500% due 06/15/2045(a)	4,600,000	4,268,248	(d)
WF-RBS Commercial Mortgage Trust	0.339% due 02/15/2044(a)	222,499,677	3,717,970	(c),(d)
WF-RBS Commercial Mortgage Trust	0.161% due 06/15/2045(a)	248,386,065	1,520,123	(b),(c),(d)
Total Commercial Mortgage-Backed Securities (Cost $175,395,805)			150,300,745

COLLATERALIZED DEBT OBLIGATIONS (0.99%)
Ansonia CDO Ltd.	5.702% due 07/28/2046(a)	1,385,105	625,375	(b),(f)
Ansonia CDO Ltd.	7.445% due 07/28/2046(a)	2,000,001	—	(b),(e),(f)
Ansonia CDO Ltd.	7.149% due 07/28/2046(a)	2,000,000	—	(b),(e),(f)
Anthracite CDO I Ltd.	6.000% due 05/24/2037(a)	258,645	255,981	(b),(f)
GS Mortgage Securities Corp. II	5.354% due 12/20/2049(a)	452,413	277,194	(b),(d),(f)
Multi Security Asset Trust	5.570% due 11/28/2035(a)	1,000,000	976,440	(f)
Total Collateralized Debt Obligations (Cost $5,495,266)			2,134,990
MONEY MARKET FUND (8.48%)
Dreyfus Treasury Prime Cash Management Money Market Fund, 0.01%(h)		18,265,001	18,265,001
Total Money Market Fund (Cost $18,265,001)			18,265,001
TOTAL SECURITIES (79.24%) (Cost $199,156,072)(g)			170,700,736
OTHER ASSETS, NET OF LIABILITIES (20.76%)			44,711,640
MEMBERS’ CAPITAL (100.00%)			$215,412,376

TORCHLIGHT VALUE FUND MASTER, LLC

PORTFOLIO OF INVESTMENTS

July 31, 2015 (unaudited)

(a)	144A Securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities at July 31, 2015 was $127,435,537 or 59.16% of the Master Fund’s members’ capital.
(b)	Fair valued security. At July 31, 2015, the fair valued securities represented 19.56% of the Master Fund’s members’ capital. The value of such securities was determined by management primarily using a pricing methodology which incorporates factors such as dealer bids and market transactions in comparable securities, based on credit rating and the vintage year of securities. The extent of the observability of the pricing input(s) served as the basis for designating such securities as Level 2 or Level 3 pricing input(s).
(c)	Interest-only security. At July 31, 2015, interest-only securities in aggregate had a value of $49,438,483 which represented 22.95% of the Master Fund’s members’ capital. Amount shown as principal represents amount of the underlying security.
(d)	Variable rate security.
(e)	Non-interest income generating securities as of July 31, 2015.
(f)	Illiquid security. At July 31, 2015, illiquid securities with aggregate principal of $14,880,576 had a value of $9,171,913 which represented 4.26% of the Master Fund’s members’ capital.
(g)	The cost for federal income tax purposes was $180,891,071. At July 31, 2015 net unrealized depreciation for all securities based on tax cost was $28,455,336. This consisted of aggregate gross unrealized appreciation for all securities of $7,261,499 and aggregate gross unrealized depreciation for all securities of $35,716,835.
(h)	Rate shown reflects effective yield at July 31, 2015.

Torchlight Value Fund Master, LLC (“the Master Fund”)
(unaudited)
July 31, 2015

Security Valuation: Fixed income securities’ valuations are based on information from one or more of the following sources: quotations from dealers, third party pricing services, market transactions in comparable securities and various relationships between security values, credit quality, and yield to maturity. The value of securities for which market quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors. These prices may differ from the value that would have been used had a broader market for the securities existed and the differences could be material to the financial statements. Short-term investments that have remaining maturities of sixty days or less at time of purchase are valued at amortized cost, which approximates fair value.

The fair value of CMBS securities are determined through the use of a pricing methodology that uses, as its basis, observable market data such as dealer bids and market transactions in comparable securities. The pricing methodology incorporates relationships between vintage and rating for generic securities. These relationships are then used to formulate a basis of fair value for other securities with similar characteristics. Factors such as liquidity, credit exposure, and level of credit support are also incorporated as inputs in applying the pricing methodology.

GAAP requires disclosures regarding the various inputs that are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical investments
Level 2: other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3: significant unobservable inputs (including the Management’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those investments.

The following is a summary of the levels based on inputs used as of July 31, 2015 in valuing the Master Fund’s Investments carried at fair value:

Torchlight Fund

FAS 157 table

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed Securities	$—	$37,048,812	$63,813,450	$100,862,262
Interest Only CMBS	—	6,186,214	43,252,269	49,438,483
Collateralized Debt Obligations	—	—	2,134,990	2,134,990
Money Market Fund	18,265,001	—	—	18,265,001
Total	$18,265,001	$43,235,026	$109,200,709	$170,700,736

	CMBS	IO CMBS	CDO	Total
Balance as of 10/31/14	$27,450,359	26,810,547	7,475,451	$61,736,357
Realized gain (loss)	(630,607)	271,912	774,664	415,969
Change in unrealized appreciation/(depreciation)	5,233,122	(1,194,472)	(491,844)	3,546,806
Net amortization/accretion	(1,097,623)	(11,374,781)	1,286	(12,471,118)
Purchases	26,206,012	4,685,455	—	30,891,467
Sales and Paydowns	(27,243,790)	(229,521)	(5,624,567)	(33,097,878)
Transfers into Level 3	33,895,977	24,283,129	—	58,179,106
Transfers out of Level 3*	—	—	—	—
Balance as of 7/31/15	$63,813,450	43,252,269	2,134,990	$109,200,709
Net change in unrealized appreciation/(depreciation) from positions still held at 7/31/15	$313,816

*  Net transfers out of Level 3 relate primarily to an increase in availability of observable inputs for certain securities.

Information about Significant Inputs Used in Fair Value Measurements Categorized within Level 3:

The table below summarizes information about the significant unobservable inputs used in determining the fair value of the Master Fund’s Level 3 assets and liabilities:

Value Fund

7/31/2015

Type of Investment	Fair Value at July 31, 2015	Valuation Technique	Unobservable Inputs	Range of Unobservable Inputs	Impact to Valuation from an Increase in Input
Commercial Mortgage-Backed Securities	63,813,450	Market transactions in comparable securities/Dealer quotes	Comparable Trades (Price) Illiquidity Discount	0.03 - 103.54 0.0% - 0.9%	Increase Decrease
		Credit Adjustment	Credit Enhancement	0.0% - 99.9%	Increase
			Underlying Collateral Delinquencies	0.0% - 63.1%	Decrease
Interest Only Commercial Mortgage-Backed Securities	43,252,269	Market transactions in comparable securities/Dealer quotes	Comparable Trades (Price) Illiquidity Discount	0.06 - 9.24 0.0% - 2.3%	Increase Decrease
		Credit Adjustment	Underlying Collateral Delinquencies	0.0% - 100.0%	Decrease
Collateralized Debt Obligations	2,134,990	Market transactions in comparable securities/Dealer quotes	Comparable Trades (Price) Illiquidity Discount	46.00 - 100.50 1.0% - 9.1%	Increase Decrease
		Credit Adjustment	Credit Enhancement	0.0% - 89.5%	Increase

Valuation Process for Fair Value Measurements Categorized within Level 3:

The Master Fund has established an internal control infrastructure over the valuation of financial instruments that requires ongoing independent oversight by its Financial Control and Compliance groups. These management control functions are segregated from the trading and investing functions. The Master Fund has also established a Valuation Committee, which includes non-investment professionals with voting powers, that is responsible for overseeing and monitoring the valuation of the Master Fund’s investments. The Valuation Committee may obtain input from investment professionals for consideration in carrying out its responsibilities.

When determining the price for investments, the Valuation Committee, seeks to determine the price that the Master Fund might reasonably expect to receive from the current sale of that investment in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that the Valuation Committee deems relevant consistent with the principles of fair value measurement, which include the market approach, income approach and/or cost approach, as appropriate. A market approach generally consists of using information on comparable market transactions. The income approach is generally used to discount future cash flows to present value and adjusted for liquidity as appropriate. Other factors that have an impact on the fair value of Level 3 investments include, but are not limited to, (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, recovery rates, liquidation amounts and/or default rates. Due to inherent uncertainty of valuations of such investments, the fair value may differ from the values that would have been used had an active market existed.

The Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including a regular review of key inputs and assumptions, comparisons between independent third party pricing and fair valuations, transactional back-testing and reviews of any market related activity. The valuation procedures and fair valuations are subsequently reported to the Board of Directors on a quarterly basis.

Item 2. Controls and Procedures.

(a)	The President and Chief Financial Officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing date of this report and have concluded that these controls and procedures are effective.

(b)	There were no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a)), exactly as set forth below: Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Torchlight Value Fund Master, LLC

By	/s/ Daniel Heflin
Daniel Heflin
President and Chief Executive Officer

Date	September 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Daniel Heflin
Daniel Heflin
President and Chief Executive Officer

Date	September 29, 2015

By	/s/ Robert Del Monaco
Robert Del Monaco
Chief Financial Officer

Date	September 29, 2015